Chartered-in Vessels - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Finance lease, liability	$ 1,727,553	$ 1,661,992
Current obligations related to finance leases (note 5)	129,418	180,206
Long-term obligations related to finance leases (note 5)	1,598,135	$ 1,481,786
Capital Leased Assets [Line Items]
2025	229,924
2026	310,789
2027	378,396
2028	348,635
2029	192,115
Thereafter	724,028
Lease liability payment	2,200,000
Finance Lease, Liability, Undiscounted Excess Amount	$ 456,300